Note 54 Pension commitments with members of Senior Management (Details) - Senior management [Member] - EUR (€) € in Thousands		Dec. 31, 2025	Dec. 31, 2024
Pension commitments with members of Senior Management [Line Items]
Senior management retirement	[1]	€ 4,411	€ 4,226
Senior management death and disability	[1]	1,115	1,181
Senior management funds accumulated		€ 47,281	€ 40,549

[1]	(1) Contributions recognized in financial years 2025 and 2024 to meet pension commitments with members of Senior Management with such position on December 31, 2025 and 2024 (16 members in both cases, excluding the executive directors), which relate to the sum of the annual retirement pension contributions and the adjustments made to the “discretionary pension benefits” for 2024 and 2023 which were included in the accumulated fund in 2025 and 2024, respectively, and to the insurance premiums paid by the Bank for death and disability contingencies.